Guarantor (Statement of Earnings) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues [Abstract]
Sales of goods and services									$ 105,809	$ 106,758	$ 100,543
Other income									2,227	778	3,107
Equity in earnings (loss)									0	0	0
GE Capital revenues from services									9,350	9,648	9,595
Total revenues and other income									117,386	117,184	113,245	$ 112,588	$ 110,062
Costs and Expenses [Abstract]
Interest and other financial charges									3,463	2,723	2,870
Investment contracts, insurance losses and insurance annuity benefits									2,605	2,530	2,661
Other cost and expenses									103,132	101,668	98,614
Total costs and expenses									109,200	106,921	104,145
Earnings (loss) from continuing operations before income taxes									8,186	10,263	9,100
Benefit (provision) for income taxes									(6,485)	(773)	(1,219)
Earnings (loss) from continuing operations	$ 2,645	$ 1,915	$ 1,813	$ (4,673)	$ 3,690	$ 2,130	$ 2,180	$ 1,491	1,700	9,490	7,881
Earnings (loss) from discontinued operations, net of taxes	3,758	629	(2,947)	(8,936)	1,649	1,378	1,367	1,461	(7,495)	5,855	5,475
Net earnings (loss)	6,403	2,545	(1,134)	(13,608)	5,339	3,508	3,546	2,952	(5,795)	15,345	13,355
Less net earnings (loss) attributable to noncontrolling interests	103	39	225	(35)	187	(29)	0	(47)	332	112	298
Net earnings (loss) attributable to the Company	$ 6,301	$ 2,506	$ (1,360)	$ (13,573)	$ 5,152	$ 3,536	$ 3,546	$ 2,999	(6,126)	15,233	13,057
Other comprehensive income (loss)									1,644	(9,053)	11,109
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									(4,483)	6,180	24,167
Parent Company Guarantor (General Electric)
Revenues [Abstract]
Sales of goods and services									43,945	44,511	40,219
Other income									2,707	1,722	4,024
Equity in earnings (loss)									1,834	10,510	7,919
GE Capital revenues from services									0	0	0
Total revenues and other income									48,485	56,743	52,162
Costs and Expenses [Abstract]
Interest and other financial charges									3,127	3,014	2,589
Investment contracts, insurance losses and insurance annuity benefits									0	0	0
Other cost and expenses									45,308	46,128	44,120
Total costs and expenses									48,435	49,142	46,710
Earnings (loss) from continuing operations before income taxes									50	7,601	5,452
Benefit (provision) for income taxes									1,314	1,777	2,133
Earnings (loss) from continuing operations									1,364	9,378	7,585
Earnings (loss) from discontinued operations, net of taxes									(7,490)	5,855	5,472
Net earnings (loss)									(6,126)	15,233	13,057
Less net earnings (loss) attributable to noncontrolling interests									0	0	0
Net earnings (loss) attributable to the Company									(6,126)	15,233	13,057
Other comprehensive income (loss)									1,644	(9,053)	11,110
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									(4,483)	6,180	24,167
Subsidiary Issuer (GE Capital)
Revenues [Abstract]
Sales of goods and services									0	0	0
Other income									0	0	0
Equity in earnings (loss)									0	0	0
GE Capital revenues from services									250	0	0
Total revenues and other income									250	0	0
Costs and Expenses [Abstract]
Interest and other financial charges									232	0	0
Investment contracts, insurance losses and insurance annuity benefits									0	0	0
Other cost and expenses									0	0	0
Total costs and expenses									232	0	0
Earnings (loss) from continuing operations before income taxes									18	0	0
Benefit (provision) for income taxes									(2)	0	0
Earnings (loss) from continuing operations									15	0	0
Earnings (loss) from discontinued operations, net of taxes									0	0	0
Net earnings (loss)									15	0	0
Less net earnings (loss) attributable to noncontrolling interests									0	0	0
Net earnings (loss) attributable to the Company									15	0	0
Other comprehensive income (loss)									12	0	0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									27	0	0
Subsidiary Guarantor (Subsidiary)
Revenues [Abstract]
Sales of goods and services									0	0	0
Other income									1	0	0
Equity in earnings (loss)									436	0	0
GE Capital revenues from services									(460)	0	0
Total revenues and other income									(23)	0	0
Costs and Expenses [Abstract]
Interest and other financial charges									284	0	0
Investment contracts, insurance losses and insurance annuity benefits									0	0	0
Other cost and expenses									3	0	0
Total costs and expenses									287	0	0
Earnings (loss) from continuing operations before income taxes									(310)	0	0
Benefit (provision) for income taxes									(9)	0	0
Earnings (loss) from continuing operations									(319)	0	0
Earnings (loss) from discontinued operations, net of taxes									483	0	0
Net earnings (loss)									164	0	0
Less net earnings (loss) attributable to noncontrolling interests									0	0	0
Net earnings (loss) attributable to the Company									164	0	0
Other comprehensive income (loss)									1,377	0	0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									1,542	0	0
Non-Guarantor Subsidiaries
Revenues [Abstract]
Sales of goods and services									139,158	137,034	129,254
Other income									421,095	76,257	54,359
Equity in earnings (loss)									(153)	0	0
GE Capital revenues from services									36,909	50,749	48,271
Total revenues and other income									597,009	264,040	231,883
Costs and Expenses [Abstract]
Interest and other financial charges									9,037	11,395	13,307
Investment contracts, insurance losses and insurance annuity benefits									2,748	2,678	2,779
Other cost and expenses									160,472	155,133	149,172
Total costs and expenses									172,257	169,206	165,258
Earnings (loss) from continuing operations before income taxes									424,752	94,833	66,625
Benefit (provision) for income taxes									(11,426)	(4,181)	(2,784)
Earnings (loss) from continuing operations									413,326	90,652	63,841
Earnings (loss) from discontinued operations, net of taxes									(738)	(27)	(1,648)
Net earnings (loss)									412,588	90,625	62,193
Less net earnings (loss) attributable to noncontrolling interests									250	2,893	(276)
Net earnings (loss) attributable to the Company									412,339	87,733	62,469
Other comprehensive income (loss)									(4,843)	(2,787)	1,210
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									407,496	84,946	63,679
Consolidation adjustments
Revenues [Abstract]
Sales of goods and services									(77,294)	(74,786)	(68,930)
Other income									(421,575)	(77,202)	(55,276)
Equity in earnings (loss)									(2,117)	(10,510)	(7,919)
GE Capital revenues from services									(27,349)	(41,101)	(38,676)
Total revenues and other income									(528,335)	(203,598)	(170,800)
Costs and Expenses [Abstract]
Interest and other financial charges									(9,216)	(11,686)	(13,026)
Investment contracts, insurance losses and insurance annuity benefits									(143)	(148)	(118)
Other cost and expenses									(102,651)	(99,593)	(94,679)
Total costs and expenses									(112,011)	(111,427)	(107,823)
Earnings (loss) from continuing operations before income taxes									(416,324)	(92,171)	(62,977)
Benefit (provision) for income taxes									3,639	1,631	(568)
Earnings (loss) from continuing operations									(412,686)	(90,540)	(63,545)
Earnings (loss) from discontinued operations, net of taxes									250	27	1,650
Net earnings (loss)									(412,436)	(90,513)	(61,895)
Less net earnings (loss) attributable to noncontrolling interests									82	(2,781)	574
Net earnings (loss) attributable to the Company									(412,518)	(87,733)	(62,469)
Other comprehensive income (loss)									3,454	2,787	(1,210)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									$ (409,065)	$ (84,946)	$ (63,679)